Our Significant Accounting Policies (Details) - Software	Dec. 28, 2024
Minimum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years